Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	$ 471,267	¥ 3,142,647	¥ 3,008,422
Accounts receivable, less allowance for doubtful accounts (March 31, 2016: RMB38,261; September 30, 2016: RMB42,551 (US$6,381))	17,773	118,523	124,645
Inventories	4,066	27,113	28,326
Prepaid expenses and other receivables	2,184	14,573	24,412
Deferred tax assets	2,372	15,816	14,056
Total current assets	497,662	3,318,672	3,199,861
Property, plant and equipment, net	84,252	561,832	574,567
Non-current prepayments	35,049	233,724	218,379
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2016: RMB62,633; September 30, 2016: RMB65,996 (US$9,897))	22,613	150,796	165,011
Inventories	10,026	66,857	64,322
Intangible assets, net	16,345	108,997	111,307
Available-for-sale equity securities	32,713	218,145	162,734
Other investment	28,362	189,129	189,129
Deferred tax assets	384	2,559	2,617
Total assets	727,406	4,850,711	4,687,927
Current liabilities
Bank loan			60,000
Convertible note, net	82,986	553,395
Accounts payable	1,729	11,529	13,248
Accrued expenses and other payables	7,307	48,730	61,304
Deferred revenue	43,891	292,689	257,692
Amounts due to related parties	2,577	17,180	53,255
Income tax payable	1,522	10,152	8,524
Deferred tax liabilities	2,534	16,900	14,300
Total current liabilities	142,546	950,575	468,323
Convertible note, net	62,157	414,492	906,222
Non-current deferred revenue	214,913	1,433,150	1,321,239
Other non-current liabilities	41,693	278,034	255,932
Deferred tax liabilities	3,304	22,031	22,786
Total liabilities	464,613	3,098,282	2,974,502
Shareholders' equity of China Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31 and September 30, 2016, respectively	7	50	50
Additional paid-in capital	135,643	904,531	873,654
Treasury stock, at cost (March 31 and September 30, 2016: 136,899 shares, respectively)	(422)	(2,815)	(2,815)
Accumulated other comprehensive income	8,914	59,442	84,779
Retained earnings	117,860	785,948	753,585
Total equity attributable to China Cord Blood Corporation	262,002	1,747,156	1,709,253
Non-controlling interests	791	5,273	4,172
Total equity	262,793	1,752,429	1,713,425
Total liabilities and equity	$ 727,406	¥ 4,850,711	¥ 4,687,927